Equity-accounted investees - YouDo (Details) ₽ in Thousands, $ in Millions			2 Months Ended	6 Months Ended		12 Months Ended
	Oct. 28, 2021 RUB (₽)	Oct. 28, 2021 USD ($)	Dec. 31, 2021 RUB (₽)	Apr. 27, 2024	Apr. 27, 2023	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽) [1]
Summarised financial information
Non-current assets			₽ 15,452,084			₽ 15,452,084	₽ 14,314,412
Current assets			7,330,188			7,330,188	3,810,499
Non-current liabilities			(8,386,951)			(8,386,951)	(8,975,683)
Current liabilities			₽ (8,431,977)			₽ (8,431,977)	₽ (5,640,486)
YouDo.
Summarised financial information
Percentage ownership interest	9.91%	9.91%				9.91%
Cash consideration	₽ 349,052	$ 5
Acquisition related costs	₽ 17,329
Percentage of net assets owned			9.91%			9.91%
Percentage Of Right To Purchase Ownership Interest In Several Options Agreements						43.20%
YouDo. | Level 3 of fair value hierarchy [member]
Summarised financial information
Total net assets			₽ 85,695			₽ 85,695
YouDo. | Exercise of call-options relating to purchase of additional shares in YouDo
Summarised financial information
Percentage Of Right To Purchase Ownership Interest In Call Option						46.89%
YouDo. | Forecast | Exercise of call-options relating to purchase of additional shares in YouDo
Summarised financial information
Percentage Of Right To Purchase Ownership Interest In Call Option				31.99%	14.90%
YouDo. | Call option 1 was not exercised | Exercise of call-options relating to purchase of additional shares in YouDo
Summarised financial information
Percentage Of Right To Purchase Ownership Interest In Call Option				46.89%
YouDo
Summarised financial information
Non-current assets			610,622			₽ 610,622
Current assets			324,752			324,752
Non-current liabilities			(53,768)			(53,768)
Current liabilities			(75,461)			(75,461)
Total net assets			₽ 806,145			₽ 806,145
Total net assets, percent			100.00%			100.00%
YouDo | Level 3 of fair value hierarchy [member]
Summarised financial information
Non-current assets			₽ 628,010			₽ 628,010
Current assets			127,441			127,441
Non-current liabilities			(53,768)			(53,768)
Current liabilities			(186,002)			(186,002)
Total net assets			515,681			515,681
The Group's contribution to YouDo' equity			349,052			349,052
Total net assets, including the Group's contribution			₽ 864,733			₽ 864,733

[1]	Certain amounts shown here do not correspond to the consolidated financial statements for the year ended December 31, 2020 and reflect adjustments made, refer to Note 8 (b).